Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Summarized Statements of Income (Details) - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Total insurance service result	$ 4,526	$ 4,001
Total investment result	2,409	3,521
Net income (loss) before income taxes	7,094	7,090
Income tax (expenses) recoveries	(1,034)	(1,212)
Net income (loss)	6,060	5,878
Other revenue (expenses)	8,129	7,588
JHUSA (Issuer)
Disclosure of operating segments [line items]
Total insurance service result	433	212
Total investment result	(555)	1,491
Other revenue (expenses)	(702)	(948)
Net income (loss) before income taxes	(824)	755
Income tax (expenses) recoveries	345	22
Net income (loss) after income taxes, before equity in net income (loss) of non-guarantor subsidiaries	(479)	777
Net income (loss)	5,604	6,444
Non-Guarantor Subsidiaries
Disclosure of operating segments [line items]
Total insurance service result	53	111
Total investment result	599	926
Equity in net income (loss) of non-guarantor subsidiaries	6,083	5,667
Other revenue (expenses)	$ 441	$ 365